Shareholders' Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Value of shares authorized	$ 450,000
Description of voting rights	one vote
Common Shares
Shareholders' Equity
Shares authorized	300,000,000	300,000,000
Par value of shares authorized	$ 0.001
Preferred Shares
Shareholders' Equity
Shares authorized	150,000,000	150,000,000
Par value of shares authorized	$ 0.001